Consolidated Statements of Operations and Comprehensive Income/(Loss) (Parentheticals) - $ / shares		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Diluted	[1]	$ (0.03)	$ 0.05	$ 0.04
Diluted	[1]	20,000,000	20,000,000	20,000,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 (Note 14).